Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2035 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.45%
Since Inception	10.90%	[1]
Fidelity Advisor Managed Retirement 2035 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.61%
Since Inception	4.47%	[2]
Fidelity Advisor Managed Retirement 2035 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.77%
Since Inception	3.64%	[2]
Fidelity Advisor Managed Retirement 2035 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.06%
Since Inception	3.14%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	2.91%
IXUHT
Average Annual Return:
Past 1 year	13.49%
Since Inception	10.85%
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	23.40%

[1]	B From December 15, 2022 .
[2]	A From December 15, 2022 .